10. INTANGIBLE ASSETS (Details) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Less: accumulated amortization	$ (840,456)	$ (586,034)	$ (290,555)
Intangible assets, net	855,689	1,110,111	1,143,090
CustomerContractsMember
Intangible Assets Gross	983,645	983,645	983,645
TechnologyMember
Intangible Assets Gross	$ 712,500	$ 712,500	$ 450,000